Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Class of Stock Disclosures [Abstract]
Rollforward Of Common Stock Activity [Table Text Block]
The following is a rollforward of shares of common stock for the three years ended December 31, 2016, 2015 and 2014:

	Common Stock
In thousands	Issued	Treasury
Balance at January 1, 2014	447,222	10,868
Issuance of stock for various plans, net	1,632	(4,668)
Repurchase of stock	—	22,534
Balance at December 31, 2014	448,854	28,734
Issuance of stock for various plans, net	62	(4,230)
Repurchase of stock	—	12,272
Balance at December 31, 2015	448,916	36,776
Issuance of stock for various plans, net	—	(2,745)
Repurchase of stock	—	3,640
Balance at December 31, 2016	448,916	37,671